Derivatives - Schedule of Model Incorporates the Following Key Inputs and Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Liability [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.21
Dividend yield (%)
Risk-free interest rate (%)	3.81%
Derivative Liability [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Expected volatility (%)	110.00%
Derivative Liability [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Expected volatility (%)	131.00%
August 2024 convertible senior notes [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
August 2024 convertible senior notes [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 9.84	$ 6.73
Expected volatility (%)	110.00%	123.00%
Risk-free interest rate (%)	3.60%	3.70%
August 2024 convertible senior notes [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 16.92	$ 21.67
Expected volatility (%)	118.00%	126.00%
Risk-free interest rate (%)	4.05%	4.36%
November 2024 convertible senior notes [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
November 2024 convertible senior notes [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 10.17	$ 11.16
Expected volatility (%)	108.00%	124.00%
Risk-free interest rate (%)	3.63%	4.17%
November 2024 convertible senior notes [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.21	$ 21.67
Expected volatility (%)	109.00%	125.00%
Risk-free interest rate (%)	3.65%	4.38%
June 2025 Convertible Senior Notes [Member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
June 2025 Convertible Senior Notes [Member] | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 10.91
Expected volatility (%)	119.00%
Risk-free interest rate (%)	3.78%
June 2025 Convertible Senior Notes [Member] | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.21
Expected volatility (%)	122.00%
Risk-free interest rate (%)	4.01%
November 2025 convertible senior notes [Member[
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Dividend yield (%)
Expected volatility (%)	121.00%
November 2025 convertible senior notes [Member[ | Bottom of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 10.63
Risk-free interest rate (%)	3.81%
November 2025 convertible senior notes [Member[ | Top of range [member]
Schedule of Model Incorporates the Following Key Inputs and Assumptions [Line Items]
Share price (in Dollars per share)	$ 11.21
Risk-free interest rate (%)	3.82%